Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
5. Leases
Operating Lease
Right-of-Use
Asset
In January 2022, the Company entered into a lease agreement for an office facility and laboratory space in New York, New York that commenced in April 2022 and ends in July 2029 with an additional five-year option to extend the lease beyond July 2029 at the then-prevailing effective market rental rate. Upon commencement of this lease, the Company recorded operating lease right-of-use
assets and operating lease liabilities of $11.6 million based on the present value of payments over the lease term using an estimated incremental borrowing rate of 8.53% in accordance with the provisions of ASC 842. In connection with the Company’s lease of office space and laboratory space, the Company provided a security deposit to the landlord in the form of a letter of credit totaling $1.2 million. The cash collateralizing the letter of credit was included in long-term restricted cash in the Company’s consolidated balance sheets as of December 31, 2023, and December 31, 2022. This lease was classified as an operating lease in accordance with the provisions of ASC 842. The Company did not recognize any right-of-use
assets and lease liabilities associated with the potential option to renew or extend. The Company’s operating lease agreement does not contain any significant residual value guarantees or restrictive covenants.

The remaining lease terms and payment terms as of December 31, 2023 and December 31, 2022 were 5.6 years and 6.6 years, respectively. The components of this operating lease were as follows:

	Year Ended December 31,
	2023	2022
Operating lease expense	$2,147	$1,610
Variable lease expense	355	185

Total operating lease expense	$2,502	$1,795
Cash paid for amounts included in the measurement of lease liabilities, included in operating cash flows	$2,294	$1,032
The following table provides a reconciliation of the Company’s remaining undiscounted contractual rent obligations due within each year ended December 31 to the operating lease liabilities recognized as of December 31, 2023:

Year ended December 31	Operating Leases
2024	$2,112
2025	2,152
2026	2,206
2027	2,261
2028	2,318
Thereafter	1,372

Total lease payments	12,421
Less: present value adjustment	(2,548)

Total operating lease liabilities	$9,873

Included in the consolidated balance sheet:
Current portion of lease liabilities—operating	2,087
Non-current portion of lease liabilities—operating	7,786

Total operating lease liabilities	$9,873

Equipment Finance Leases
Commencing in April 2022, the Company leases certain laboratory equipment under financing arrangements accounted for as finance leases in accordance with the provisions of ASC 842 that are classified in the Company’s consolidated balance sheet as finance lease liabilities with related right-of-use
assets recorded and depreciated on a straight-line basis over the estimated useful life of 7 years. In connection with the Company’s leases of laboratory equipment, the Company provided a security deposit to the lessor in the form of a letter of credit totaling $1.9 million and assigned all rights and interests in the equipment to the lessor. The cash collateralizing the letter of credit is included in long-term restricted cash in the Company’s consolidated balance sheet as of December 31, 2023. The total gross, accumulated amortization, and net book values of equipment finance lease right-of-use
assets capitalized under such finance lease arrangements at December 31, 2023 were $2.2 million, $0.5 million and $1.7 million, respectively. Under the terms of the equipment finance lease agreements executed through the issuance of these consolidated financial statements, the principal balances plus interest for the equipment are to be repaid in full after 60 monthly installments following lease commencement, with lease commencement dates ranging from April 1, 2022 to April 1, 2023, annual imputed interest rates ranging from 7.90% to 9.30%, and monthly installment payment amounts ranging from $4,000 to $18,000. The total aggregate monthly installment payment amount was $49,000 for equipment finance lease agreements executed through the issuance date of these consolidated financial statements.

The weighted-average remaining lease payment term, weighted-average remaining amortization term, and weighted-average effective interest rate for the Company’s equipment finance lease agreements as of December 30, 2023 were 3.7 years, 5.7 years, and 8.59%, respectively. The weighted-average remaining lease payment term, weighted-average remaining amortization term, and weighted-average effective interest rate for the Company’s equipment finance lease agreements as of December 31, 2022 were 4.6 years, 6.6 years, and 8.66%, respectively. The components of the equipment finance leases were as follows:

	Year Ended December 31,
	2023	2022
Reduction in the carrying amount of ROU assets, finance	$306	$148
Interest on finance lease liabilities	176	77

Total finance lease expense	$482	$225
Cash paid for amounts included in the measurement of lease liabilities, included in financing cash flows	$425	$163
The following table provides a reconciliation of the Company’s remaining equipment finance lease obligations due within each year ending December 31 to the equipment finance lease liabilities recognized at December 31, 2023:

Year ended December 31	Equipment Finance Leases
2024	$531
2025	579
2026	579
2027	357
2028	11
Thereafter	—

Total lease payments	2,057
Less: imputed interest	(292)

Total finance lease liabilities	$1,765

Included in the consolidated balance sheet:
Current portion of lease liabilities—finance	518
Non-current portion of lease liabilities—finance	1,247

Total finance lease liabilities	$1,765